Significant Accounting Policies - Estimated useful lives (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Impairment loss	€ 0
Buildings and Leasehold improvements | Minimum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	5 years
Buildings and Leasehold improvements | Maximum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	10 years
Laboratory equipment
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	5 years
Other | Minimum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	3 years
Other | Maximum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	5 years